INTANGIBLE ASSETS - Amortization expense (Details) - Amortization [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 424	¥ 437	¥ 433
Annual estimated amortization expense for intangible assets subject to amortization
2021	278
2022	240
2023	186
2024	181
2025	155
Total	¥ 1,040